Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Unusual Whales Subversive Democratic Trading ETF [Member]
Shareholder Report [Line Items]
Fund Name	Unusual Whales Subversive Democratic Trading ETF
Class Name	Unusual Whales Subversive Democratic Trading ETF
Trading Symbol	NANC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unusual Whales Subversive Democratic Trading ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.subversiveetfs.com/nanc.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 291-4040
Additional Information Website	https://www.subversiveetfs.com/nanc
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Democratic Trading ETF	$36	0.73%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 207,058,000
Holdings Count | Holdings	160
Advisory Fees Paid, Amount	$ 753,320
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$207,058
Number of Holdings	160
Total Advisory Fee Paid	$753,320
Portfolio Turnover	5%
Sector Breakdown
Holdings [Text Block]	(% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	9.0
Microsoft Corp.	7.6
Amazon.com, Inc.	5.2
Salesforce, Inc.	4.2
Alphabet, Inc. - Class C	3.9
Apple, Inc.	3.7
Philip Morris International, Inc.	3.6
Costco Wholesale Corp.	3.2
Netflix, Inc.	3.2
American Express Co.	3.1

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://subversiveetfs.com/nanc/ or upon request at (877) 291-4040.

The Fund has adopted the performance of the Unusual Whales Subversive Democratic Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. All historical financial information and other information relating to the Fund for the period prior to the closing of the Reorganization is that of the Predecessor Fund.

Updated Prospectus Phone Number	(877) 291-4040
Updated Prospectus Email Address	https://subversiveetfs.com/nanc/
Unusual Whales Subversive Republican Trading ETF [Member]
Shareholder Report [Line Items]
Fund Name	Unusual Whales Subversive Republican Trading ETF
Class Name	Unusual Whales Subversive Republican Trading ETF
Trading Symbol	GOP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unusual Whales Subversive Republican Trading ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.subversiveetfs.com/gop.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 291-4040
Additional Information Website	https://www.subversiveetfs.com/gop
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Republican Trading ETF	$36	0.73%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 52,924,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 167,893
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$52,924
Number of Holdings	156
Total Advisory Fee Paid	$167,893
Portfolio Turnover	8%

Holdings [Text Block]	Sector Breakdown (% of total net assets) *
*	Includes short-term investments, exchange traded funds and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
JPMorgan Chase & Co.	4.5
iShares Bitcoin Trust ETF	3.1
AT&T, Inc.	3.1
Comfort Systems USA, Inc.	2.6
Chevron Corp.	2.6
Allstate Corp.	2.5
NVIDIA Corp.	2.4
Intel Corp.	2.2
Tyson Foods, Inc. - Class A	2.2
Fidelity National Information Services, Inc.	2.2

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://subversiveetfs.com/gop/ or upon request at (877) 291-4040.

The Fund has adopted the performance of the Unusual Whales Subversive Republican Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. All historical financial information and other information relating to the Fund for the period prior to the closing of the Reorganization is that of the Predecessor Fund.

The Fund also changed its ticker symbol from KRUZ to GOP during the reporting period.

Updated Prospectus Phone Number	(877) 291-4040
Updated Prospectus Email Address	https://subversiveetfs.com/gop/